Term Loans - Schedule of Term Loan (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Principal of term loan	$ 200,000	$ 133,476
Unamortized debt discount	(2,625)	(3,363)
Term loans, noncurrent	$ 197,375	$ 130,113